Income Taxes - Summary of Reconciliations of Income Tax Expenses (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares
Income Tax Disclosure [Abstract]
Loss before income tax expense		¥ (229,646)	$ (31,461)	¥ (302,135)	¥ (329,252)
PRC statutory tax rate	[1]	25.00%	25.00%	25.00%	25.00%
Income tax benefits at PRC statutory tax rate of 25%		¥ (57,412)	$ (7,865)	¥ (75,534)	¥ (82,313)
Effect of different tax rates in different jurisdictions		(633)	(87)	(429)	8,661
Non-deductible expenses	[2]	71,028	9,731	41,178	33,134
Additional deduction for qualified R&D expenses		(27,628)	(3,785)	(24,762)	(20,731)
Effect on adoption of preferential tax rate		(1,121)	(154)	(100)	3
Others		299	41	181	79
Change in valuation allowance		15,853	2,172	59,672	61,246
Total income tax expenses		¥ 386	$ 53	¥ 206	¥ 79
Effect of preferential tax rate inside the PRC on basic and dilutive loss per share | (per share)		¥ 0	$ 0	¥ 0	¥ 0

[1]	The PRC statutory tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.
[2]	For the years ended December 31, 2022, 2023 and 2024, non-deductible expenses mainly represent the share-based compensation expenses.